9. Operating Lease Right-of-use Assets and Operating Lease Liability (Details Narrative) (March 2021) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Lease borrowing rate	15.00%		15.00%
Operating lease expense	$ 16,295	$ 16,295	$ 65,180	$ 62,322
Lease expiration date	Aug. 31, 2022		Aug. 31, 2022
Security deposit	$ 5,968		$ 5,968